Cover	12 Months Ended
Jan. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	BETTERLIFE PHARMA INC.
Entity Central Index Key	0001464165
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--01-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jan. 31, 2023
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Common Stock Shares Outstanding	108,675,305
Document Annual Report	true
Document Transition Report	false
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	1275 West 6th Avenue, #300
Entity Address City Or Town	Vancouver
Entity Address Country	CA
Entity Address Postal Zip Code	V6H 1A6
Auditor Name	MNP LLP
Auditor Location	Vancouver, Canada
Security 12b Title	Common shares
Trading Symbol	BETR
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Entity Interactive Data Current	Yes
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F of BetterLife Pharma Inc. for the year ended January 31, 2023, originally filed with the Securities and Exchange Commission on May 31, 2023 (the “Original Filing”), being filed solely to include the XBRL files, which were omitted from the Original Filing.
Auditor Firm Id	1930
...Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	1275 West 6th Avenue, #300
Entity Address City Or Town	Vancouver
Entity Address Postal Zip Code	V6H 1A6
City Area Code	604
Local Phone Number	221-0595
Contact Personnel Email Address	ahmad.doroudian@blifepharma.com
Contact Personnel Name	Ahmad Doroudian